WARRANTS - Public and Sponsor Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 14, 2020
ClassOfWarrantOrRightLineItems
Exercise price of warrants	$ 11.50
Exercise price of warrants	0.01
Reference value	$ 18.00
Warrants and rights outstanding value	$ 19,933,333
Sponsor Warrants
ClassOfWarrantOrRightLineItems
Warrants to purchase shares		6,133,333
Exercise price of warrants		$ 11.50
Reference value	$ 18.00
Public Warrants
ClassOfWarrantOrRightLineItems
Warrants to purchase shares		13,800,000
Exercise price of warrants	0.10
Public Warrants | Minimum
ClassOfWarrantOrRightLineItems
Reference value	10.00
Public Warrants | Maximum
ClassOfWarrantOrRightLineItems
Reference value	$ 18.00